SHORT TERM DEBT, NET OF DEBT DISCOUNT - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended
	Jan. 31, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 30, 2009	Mar. 31, 2014 Maximum [Member]	Mar. 31, 2014 Minimum [Member]	Dec. 31, 2013 One Affiliated Investor [Member]	Mar. 31, 2013 One Affiliated Investor [Member]	Mar. 31, 2013 Three Accredited Investors [Member]	Dec. 31, 2013 Three Accredited Investors [Member]	Jan. 31, 2014 Series G Preferred Stock	Dec. 31, 2013 Notes Payble	Nov. 30, 2009 Secured Promissory Unit Notes	Mar. 31, 2014 Convertible Note 15%	Mar. 31, 2014 Convertible Note 15% Accredited Investor
Short-term Debt [Line Items]
Debt outstanding					$ 85,726			$ 2,000,000			$ 249,535		$ 111,978	$ 85,726
Accrued interest		59,163
Convertible preferred stock, shares issued upon conversion												275,000
Debt payable and Accrued interest		111,978
Gains (losses) on restructuring of debt		41,578	46,978	0
Troubled debt restructuring, debtor, current period, gain (loss) on restructuring, per share, net		$ 0.00
Proceeds from convertible debt															300,000
Proceeds from unsecured notes payable								2,000,000			249,535					300,000
Conversion price of note			$ 0.20								$ 0.20
Debt discount		72,512	70,063	135,417											77,207
Issuance of common stock (in shares)															561,918
Proceeds From Sale Of Unsecured Convertible Notes Percentage						15.00%	12.00%
Debt Instrument, Fair Value Disclosure			1,096,487					1,791,713			223,548
Loss On Debt Modification Expense									208,287	25,987
Loss On Debt Restructuring										$ 0.00
Convertible Preferred Stock Value Issued Upon Conversion	$ 43,725